Capital Stock - (Restricted Share Unit Activity) (Details) - Restricted Share Units (RSUs) and Restricted Stock	12 Months Ended
Mar. 31, 2025 $ / shares shares
Class A Voting Share
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	0.1
Granted (in shares) | shares	0.1
Vested (in shares) | shares	(0.1)
Forfeited or expired (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 9.27
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.2
Vested, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	9.2
Forfeited, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	0
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 8.39
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	100,000
Granted (in shares) | shares	100,000
Vested (in shares) | shares	(100,000)
Forfeited or expired (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 9.27
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.24
Vested, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	9.2
Forfeited, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	0
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 8.39
Class B Non-Voting Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	9.8
Granted (in shares) | shares	8.2
Vested (in shares) | shares	(5.9)
Forfeited or expired (in shares) | shares	(1)
Outstanding, ending balance (in shares) | shares	11.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 8.93
Weighted- Average Grant- Date Fair Value Granted | $ / shares	7.98
Vested, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	8.83
Forfeited, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	8.32
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 8.17
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares) | shares	13,300,000
Granted (in shares) | shares	10,500,000
Vested (in shares) | shares	(8,300,000)
Forfeited or expired (in shares) | shares	(1,200,000)
Outstanding, ending balance (in shares) | shares	14,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 8.71
Weighted- Average Grant- Date Fair Value Granted | $ / shares	7.98
Vested, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	8.79
Forfeited, Weighted Average Grant Date Fair Value (in usd per share) | $ / shares	8.29
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 8.16